Investments In Affiliated Companies, Partnership And Other Companies (Balance Sheet Information) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Current assets	$ 452,343	$ 312,585
Non-current assets	145,346	91,958
Total assets	597,689	404,543
Current liabilities	168,352	142,662
Non-current liabilities	103,656	15,049
Shareholders' equity	325,681	246,832
Total liabilities	$ 597,689	$ 404,543